Note 3 - Related-Party Transactions (Detail) - Related Party Transactions (USD $)	Jan. 31, 2013		Jan. 31, 2012
Due to related parties	$ 1,308,982	[1]	$ 905,562	[1]
Notes payable to related parties	334,128		236,820
Company Owned by Officer [Member]
Due to related parties	269,097		190,608
Director [Member]
Due to related parties	894,377		658,950
Notes payable to related parties	136,532	[2]	55,129	[2]
Company Controlled By Major Shareholder [Member]
Due to related parties	94,588		51,957
Majority Shareholder [Member]
Due to related parties	50,920
Notes payable to related parties	118,797	[2]	53,115	[2]
Subsidiary of Common Parent [Member]
Due to related parties			4,047
Related Party [Member]
Notes payable to related parties		[3]	56,164	[3]
Chief Financial Officer [Member]
Notes payable to related parties	9,210	[2]	8,502	[2]
Company Controlled by Directors [Member]
Notes payable to related parties	$ 69,589	[2]	$ 63,910	[2]

[1]	Amounts due to related parties are unsecured, are due on demand and bear no interest.
[2]	The notes payable to related parties are due on demand, unsecured and bear interest at 8% per annum.
[3]	The note payable was due on demand, unsecured and bore interest at 6% per annum. The principle of $50,000 and accumulated interest of $6,553 were paid in full on March 13, 2012.